SECURITIZATIONS AND VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2012
Variable Interest Entity
Schedule of consolidated and unconsolidated VIEs with which the Company holds significant variable interests

In millions of dollars					As of December 31, 2012
					Maximum exposure to loss in significant
					unconsolidated VIEs							(1)
					Funded exposures		(2)	Unfunded exposures		(3)
	Total
	involvement		Significant						Guarantees
	with SPE	Consolidated	unconsolidated		Debt	Equity		Funding	and
Citicorp	assets	VIE / SPE assets	VIE assets	(4)	investments	investments		commitments	derivatives		Total
Credit card securitizations	$79,109	$79,109	$—		$—	$—		$—	$—		$—
Mortgage securitizations (5)
U.S. agency-sponsored	232,741	—	232,741		3,042	—		—	45		3,087
Non-agency-sponsored	9,308	1,686	7,622		382	—		—	—		382
Citi-administered asset-backed
commercial paper conduits (ABCP)	30,002	22,387	7,615		—	—		7,615	—		7,615
Third-party commercial
paper conduits	—	—	—		—	—		—	—		—
Collateralized debt obligations (CDOs)	5,539	—	5,539		24	—		—	—		24
Collateralized loan obligations (CLOs)	15,120	—	15,120		642	19		—	—		661
Asset-based financing	41,399	1,125	40,274		14,798	84		2,081	159		17,122
Municipal securities tender option bond
trusts (TOBs)	15,163	7,573	7,590		352	—		4,628	—		4,980
Municipal investments	19,693	255	19,438		2,003	3,049		1,669	—		6,721
Client intermediation	2,486	151	2,335		319	—		—	—		319
Investment funds	4,286	2,196	2,090		—	14		—	—		14
Trust preferred securities	12,221	—	12,221		—	126		—	—		126
Other	2,023	115	1,908		113	382		22	76		593
Total	$469,090	$114,597	$354,493		$21,675	$3,674		$16,015	$280		$41,644
Citi Holdings
Credit card securitizations	$838	$397	$441		$—	$—		$—	$—		$—
Mortgage securitizations
U.S. agency-sponsored	106,888	—	106,888		700	—		—	163		863
Non-agency-sponsored	16,693	1,628	15,065		43	—		—	2		45
Student loan securitizations	1,681	1,681	—		—	—		—	—		—
Collateralized debt obligations (CDOs)	4,752	—	4,752		139	—		—	124		263
Collateralized loan obligations (CLOs)	4,676	—	4,676		435	—		13	108		556
Asset-based financing	4,166	3	4,163		984	6		243	—		1,233
Municipal investments	7,766	—	7,766		90	235		992	—		1,317
Client intermediation	13	13	—		—	—		—	—		—
Investment funds	1,083	—	1,083		—	47		—	—		47
Other	6,005	5,851	154		—	3		—	—		3
Total	$154,561	$9,573	$144,988		$2,391	$291		$1,248	$397		$4,327
Total Citigroup	$623,651	$124,170	$499,481		$24,066	$3,965		$17,263	$677		$45,971

(1)	The definition of maximum exposure to loss is included in the text that follows this table.
(2)	Included in Citigroup’s December 31, 2012 Consolidated Balance Sheet.
(3)	Not included in Citigroup’s December 31, 2012 Consolidated Balance Sheet.
(4)	A significant unconsolidated VIE is an entity where the Company has any variable interest considered to be significant, regardless of the likelihood of loss or the notional amount of exposure.
(5)	Citicorp mortgage securitizations also include agency and non-agency (private-label) re-securitization activities. These SPEs are not consolidated. See “Re-Securitizations” below for further discussion.
In millions of dollars				As of December 31, 2011
				Maximum exposure to loss in significant
				unconsolidated VIEs							(1)
				Funded exposures		(2)	Unfunded exposures		(3)
Total
involvement	Consolidated	Significant						Guarantees
with SPE	VIE / SPE	unconsolidated		Debt	Equity		Funding	and
assets	assets	VIE assets	(4)	investments	investments		commitments	derivatives		Total
$87,083	$87,083	$—		$—	$—		$—	$—		$—

232,179	—	232,179		3,769	—		—	26		3,795
9,743	1,622	8,121		348	—		—	—		348

34,987	21,971	13,016		—	—		13,016	—		13,016

7,507	—	7,507		—	—		298	—		298
3,334	—	3,334		20	—		—	—		20
8,127	—	8,127		64	—		—	—		64
19,034	1,303	17,731		7,892	2		2,891	121		10,906

16,849	8,224	8,625		708	—		5,413	—		6,121
20,331	299	20,032		2,345	3,535		1,586	—		7,466
2,110	24	2,086		468	—		—	—		468
4,621	2,027	2,594		—	70		—	—		70
17,882	—	17,882		—	128		—	—		128
6,210	97	6,113		354	172		279	79		884
$469,997	$122,650	$347,347		$15,968	$3,907		$23,483	$226		$43,584

$780	$581	$199		$—	$—		$—	$—		$—

152,265	—	152,265		1,159	—		—	120		1,279
20,821	1,764	19,057		61	—		—	2		63
1,822	1,822	—		—	—		—	—		—
6,581	—	6,581		117	—		—	120		237
7,479	—	7,479		1,125	—		6	90		1,221
10,490	73	10,417		5,004	3		250	—		5,257
7,820	—	7,820		206	265		1,049	—		1,520
111	111	—		—	—		—	—		—
1,114	14	1,100		—	43		—	—		43
6,762	6,581	181		3	36		15	—		54
$216,045	$10,946	$205,099		$7,675	$347		$1,320	$332		$9,674
$686,042	$133,596	$552,446		$23,643	$4,254		$24,803	$558		$53,258

(1)	The definition of maximum exposure to loss is included in the text that follows this table.
(2)	Included in Citigroup’s December 31, 2011 Consolidated Balance Sheet.
(3)	Not included in Citigroup’s December 31, 2011 Consolidated Balance Sheet.
(4)	A significant unconsolidated VIE is an entity where the Company has any variable interest considered to be significant, regardless of the likelihood of loss or the notional amount of exposure.
(5)	Citicorp mortgage securitizations also include agency and non-agency (private-label) re-securitization activities. These SPEs are not consolidated. See “Re-Securitizations” below for further discussion.
Reclassified to conform to the current year’s presentation.

Schedule of funding commitments of unconsolidated Variable Interest Entities

In millions of dollars	Liquidity facilities	Loan commitments
Citicorp
Citi-administered asset-backed commercial paper conduits (ABCP)	$7,615	$—
Asset-based financing	6	2,075
Municipal securities tender option bond trusts (TOBs)	4,628	—
Municipal investments	—	1,669
Other	—	22
Total Citicorp	$12,249	$3,766
Citi Holdings
Asset-based financing	$—	$243
Collateralized loan obligations (CLOs)	13	—
Municipal investments	—	992
Total Citi Holdings	$13	$1,235
Total Citigroup funding commitments	$12,262	$5,001

Schedule of carrying amounts and classifications of consolidated assets that are collateral for consolidated VIE and SPE obligations

In billions of dollars	December 31, 2012			December 31, 2011
	Citicorp	Citi Holdings	Citigroup	Citicorp	Citi Holdings	Citigroup
Cash	$0.3	$0.2	$0.5	$0.2	$0.4	$0.6
Trading account assets	0.5	—	0.5	0.4	0.1	0.5
Investments	10.7	—	10.7	12.5	—	12.5
Total loans, net	102.6	9.1	111.7	109.0	10.1	119.1
Other	0.5	0.2	0.7	0.5	0.3	0.8
Total assets	$114.6	$9.5	$124.1	$122.6	$10.9	$133.5
Short-term borrowings	$17.9	$—	$17.9	$22.5	$0.8	$23.3
Long-term debt	23.8	2.6	26.4	44.8	5.6	50.4
Other liabilities	1.1	0.1	1.2	0.9	0.2	1.1
Total liabilities	$42.8	$2.7	$45.5	$68.2	$6.6	$74.8

Schedule of significant interests in unconsolidated VIEs - balance sheet classification

In billions of dollars	December 31, 2012			December 31, 2011
	Citicorp	Citi Holdings	Citigroup	Citicorp	Citi Holdings	Citigroup
Trading account assets	$4.0	$0.5	$4.5	$5.5	$1.0	$6.5
Investments	5.4	0.7	6.1	3.8	4.4	8.2
Total loans, net	14.6	0.9	15.5	9.0	1.6	10.6
Other	1.4	0.5	1.9	1.6	1.0	2.6
Total assets	$25.4	$2.6	$28.0	$19.9	$8.0	$27.9

Long-term debt	$—	$—	$—	$—	$—	$—
Total liabilities	—	—	—	—	—	—

Schedule of securitized credit card receivables

	Citicorp		Citi Holdings
In billions of dollars	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Principal amount of credit card receivables in trusts	$80.7	$89.8	$0.4	$0.6
Ownership interests in principal amount of trust credit card receivables
Sold to investors via trust-issued securities	$22.9	$42.7	$0.1	$0.3
Retained by Citigroup as trust-issued securities	13.2	14.7	0.1	0.1
Retained by Citigroup via non-certificated interests	44.6	32.4	0.2	0.2
Total ownership interests in principal amount of trust credit card receivables	$80.7	$89.8	$0.4	$0.6

Schedule of Master Trust liabilities (at par value)

In billions of dollars	December 31, 2012	December 31, 2011
Term notes issued to multi-seller commercial paper conduits	$—	$—
Term notes issued to third parties	18.6	30.4
Term notes retained by Citigroup affiliates	4.8	7.7
Total Master Trust liabilities	$23.4	$38.1

Schedule of Omni Trust liabilities (at par value)

In billions of dollars	December 31, 2012	December 31, 2011
Term notes issued to multi-seller commercial paper conduits	$—	$3.4
Term notes issued to third parties	4.4	9.2
Term notes retained by Citigroup affiliates	7.1	7.1
Total Omni Trust liabilities	$11.5	$19.7

Schedule of changes in capitalized MSRs

In millions of dollars	2012	2011
Balance, beginning of year	$2,569	$4,554
Originations	423	611
Changes in fair value of MSRs due to changes in inputs and assumptions	(198)	(1,210)
Other changes (1)	(852)	(1,174)
Sale of MSRs	—	(212)
Balance, end of year	$1,942	$2,569

(1)	Represents changes due to customer payments and passage of time.

Schedule of fees received on servicing previously securitized mortgages
In millions of dollars	2012	2011	2010
Servicing fees	$990	$1,170	$1,356
Late fees	65	76	87
Ancillary fees	122	130	214
Total MSR fees	$1,177	$1,376	$1,657

Citicorp
Variable Interest Entity
Schedule of cash flow information, credit card securitizations
In billions of dollars	2012	2011	2010
Proceeds from new securitizations	$2.4	$3.9	$5.5
Pay down of maturing notes	(21.7)	(20.5)	(40.3)

Schedule of cash flow information, mortgage securitizations

	2012		2011	2010
In billions of dollars	U.S. agency- sponsored mortgages	Non-agency- sponsored mortgages	Agency- and non-agency- sponsored mortgages	Agency- and non-agency- sponsored mortgages
Proceeds from new securitizations	$54.2	$2.3	$57.3	$65.1
Contractual servicing fees received	0.5	—	0.5	0.5
Cash flows received on retained interests and other net cash flows	0.1	—	0.1	0.1

Schedule of key assumptions used in measuring fair value of retained interest at the date of sale or securitization of mortgage receivables

	December 31, 2012
		Non-agency-sponsored mortgages	(1)
	U.S. agency- sponsored mortgages	Senior interests	Subordinated interests
Discount rate	0.2% to 14.4%	1.2% to 24.0%	1.1% to 29.2%
Weighted average discount rate	11.4%	8.1%	13.8%
Constant prepayment rate	6.7% to 36.4%	1.9% to 22.8%	1.6% to 29.4%
Weighted average constant prepayment rate	10.2%	9.3%	10.1%
Anticipated net credit losses (2)	NM	37.5% to 80.2%	33.4% to 90.0%
Weighted average anticipated net credit losses	NM	60.3%	54.1%

	December 31, 2011
		Non-agency-sponsored mortgages	(1)
	U.S. agency- sponsored mortgages	Senior interests	Subordinated interests
Discount rate	0.6% to 28.3%	2.4% to 10.0%	8.4% to 17.6%
Weighted average discount rate	12.0%	4.5%	11.0%
Constant prepayment rate	2.2% to 30.6%	1.0% to 2.2%	5.2% to 22.1%
Weighted average constant prepayment rate	7.9%	1.9%	17.3%
Anticipated net credit losses (2)	NM	35.0% to 72.0%	11.4% to 58.6%
Weighted average anticipated net credit losses	NM	45.3%	25.0%

(1)	Disclosure of non-agency-sponsored mortgages as senior and subordinated interests is indicative of the interests’ position in the capital structure of the securitization.
(2)	Anticipated net credit losses represent estimated loss severity associated with defaulted mortgage loans underlying the mortgage securitizations disclosed above. Anticipated net credit losses, in this instance, do not represent total credit losses incurred to date, nor do they represent credit losses expected on retained interests in mortgage securitizations.
NM	Not meaningful. Anticipated net credit losses are not meaningful due to U.S. agency guarantees.

Schedule of key assumptions used to value retained interests and sensitivity of adverse changes of 10% and 20%, mortgage securitizations

	December 31, 2012
		Non-agency-sponsored mortgages	(1)
	U.S. agency-	Senior	Subordinated
	sponsored mortgages	interests	interests
Discount rate	0.6% to 17.2%	1.2% to 24.0%	1.1% to 29.2%
Weighted average discount rate	6.1%	9.0%	13.8%
Constant prepayment rate	9.0% to 57.8%	1.9% to 22.8%	0.5% to 29.4%
Weighted average constant prepayment rate	27.7%	12.3%	10.0%
Anticipated net credit losses (2)	NM	0.1% to 80.2%	33.4% to 90.0%
Weighted average anticipated net credit losses	NM	47.0%	54.1%

	December 31, 2011
		Non-agency-sponsored mortgages	(1)
	U.S. agency-	Senior	Subordinated
	sponsored mortgages	interests	interests
Discount rate	1.3% to 16.4%	2.2% to 24.4%	1.3% to 28.1%
Weighted average discount rate	8.1%	9.6%	13.5%
Constant prepayment rate	18.9% to 30.6%	1.7% to 51.8%	0.6% to 29.1%
Weighted average constant prepayment rate	28.7%	26.2%	10.5%
Anticipated net credit losses (2)	NM	0.0% to 77.9%	29.3% to 90.0%
Weighted average anticipated net credit losses	NM	37.6%	57.2%

(1)	Disclosure of non-agency-sponsored mortgages as senior and subordinated interests is indicative of the interests’ position in the capital structure of the securitization.
(2)	Anticipated net credit losses represent estimated loss severity associated with defaulted mortgage loans underlying the mortgage securitizations disclosed above. Anticipated net credit losses, in this instance, do not represent total credit losses incurred to date, nor do they represent credit losses expected on retained interests in mortgage securitizations.
NM	Not meaningful. Anticipated net credit losses are not meaningful due to U.S. agency guarantees.

	U.S. agency-sponsored	Non-agency-sponsored mortgages	(1)
In millions of dollars at December 31, 2012	mortgages	Senior interests	Subordinated interests
Carrying value of retained interests	$1,987	$88	$466
Discount rates
Adverse change of 10%	$(46)	$(2)	$(31)
Adverse change of 20%	(90)	(4)	(59)
Constant prepayment rate
Adverse change of 10%	(110)	(1)	(11)
Adverse change of 20%	(211)	(3)	(22)
Anticipated net credit losses
Adverse change of 10%	(11)	(1)	(13)
Adverse change of 20%	(21)	(3)	(24)

(1)	Disclosure of non-agency-sponsored mortgages as senior and subordinated interests is indicative of the interests’ position in the capital structure of the securitization.

Schedule of asset-based financing

	Total	Maximum
	unconsolidated	exposure to
In billions of dollars	VIE assets	unconsolidated VIEs
Type
Commercial and other real estate	$16.1	$3.1
Corporate loans	2.0	1.6
Hedge funds and equities	0.6	0.4
Airplanes, ships and other assets	21.5	12.0
Total	$40.2	$17.1

Schedule of selected cash flow information related to asset-based financing
In billions of dollars	2012	2011	2010
Cash flows received on retained
interests and other net cash flows	$0.3	$—	$—

Schedule of sensitivity of adverse changes of 10% and 20% to discount rate, asset-based financing
Asset-based
In millions of dollars	Financing
Carrying value of retained interests	$1,726
Value of underlying portfolio
Adverse change of 10%	$(22)
Adverse change of 20%	(44)

Citi Holdings
Variable Interest Entity
Schedule of cash flow information, mortgage securitizations

	2012	2011	2010
In billions of dollars	U.S. agency- sponsored mortgages	Agency- and non-agency- sponsored mortgages	Agency- and non-agency- sponsored mortgages
Proceeds from new securitizations	$0.4	$1.1	$0.6
Contractual servicing fees received	0.4	0.6	0.8
Cash flows received on retained interests and other net cash flows	—	0.1	0.1

Schedule of key assumptions used to value retained interests and sensitivity of adverse changes of 10% and 20%, mortgage securitizations

	December 31, 2012
		Non-agency-sponsored mortgages	(1)
	U.S. agency-	Senior	Subordinated
	sponsored mortgages	interests	interests
Discount rate	9.7%	4.1% to 10.0%	3.4% to 12.4%
Weighted average discount rate	9.7%	4.2%	8.0%
Constant prepayment rate	28.6%	21.7%	12.7% to 18.7%
Weighted average constant prepayment rate	28.6%	21.7%	15.7%
Anticipated net credit losses	NM	0.5%	50.0% to 50.1%
Weighted average anticipated net credit losses	NM	0.5%	50.1%
Weighted average life	4.1 years	4.4 years	6.0 to 7.4 years

	December 31, 2011
		Non-agency-sponsored mortgages	(1)
	U.S. agency-	Senior	Subordinated
	sponsored mortgages	interests	interests
Discount rate	6.9%	2.9% to 18.0%	6.7% to 18.2%
Weighted average discount rate	6.9%	9.8%	9.2%
Constant prepayment rate	30.0%	38.8%	2.0% to 9.6%
Weighted average constant prepayment rate	30.0%	38.8%	8.1%
Anticipated net credit losses	NM	0.4%	57.2% to 90.0%
Weighted average anticipated net credit losses	NM	0.4%	63.2%
Weighted average life	3.7 years	3.3 to 4.7 years	0.0 to 8.1 years

(1)	Disclosure of non-agency-sponsored mortgages as senior and subordinated interests is indicative of the interests’ position in the capital structure of the securitization.
NM	Not meaningful. Anticipated net credit losses are not meaningful due to U.S. agency guarantees.
	U.S. agency-sponsored	Non-agency-sponsored mortgages	(1)
In millions of dollars at December 31, 2012	mortgages	Senior interests	Subordinated interests
Carrying value of retained interests	$618	$39	$16
Discount rates
Adverse change of 10%	$(22)	$—	$(1)
Adverse change of 20%	(42)	(1)	(2)
Constant prepayment rate
Adverse change of 10%	(57)	(3)	—
Adverse change of 20%	(109)	(7)	(1)
Anticipated net credit losses
Adverse change of 10%	(32)	(9)	(2)
Adverse change of 20%	(64)	(19)	(4)

(1)	Disclosure of non-agency-sponsored mortgages as senior and subordinated interests is indicative of the interests’ position in the capital structure of the securitization.

Schedule of key assumptions for measuring fair value of retained interests at the date of sale or securitization of CDOs and CLOs
	CDOs	CLOs
Discount rate	46.9% to 51.6%	1.9% to 2.1%

Schedule of sensitivity of adverse changes of 10% and 20% to discount rate, CDOs and CLOs
In millions of dollars	CDOs	CLOs
Carrying value of retained interests	$16	$428
Discount rates
Adverse change of 10%	$(2)	$(2)
Adverse change of 20%	(3)	(4)

Schedule of asset-based financing

	Total	Maximum
	unconsolidated	exposure to
In billions of dollars	VIE assets	unconsolidated VIEs
Type
Commercial and other real estate	$0.9	$0.3
Corporate loans	0.4	0.3
Airplanes, ships and other assets	2.9	0.6
Total	$4.2	$1.2

Schedule of selected cash flow information related to asset-based financing
In billions of dollars	2012	2011	2010
Cash flows received on retained
interests and other net cash flows	$1.7	$1.4	$2.8

Schedule of sensitivity of adverse changes of 10% and 20% to discount rate, asset-based financing
Asset-based
In millions of dollars	Financing
Carrying value of retained interests	$339
Value of underlying portfolio
Adverse change of 10%	$—
Adverse change of 20%	—